Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000035587 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Funds Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth Portfolio (Class 3)*	$57	0.52%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 57	[1]
Expense Ratio, Percent	0.52%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Growth Portfolio – Class 3 (Feeder Fund) returned 19.91% for the twelve months ended December 31, 2025, compared with a 17.88% return for the S&P 500® Index (the broad-based securities market Index & the "Performance Index"). The American Funds Insurance Series® Growth Fund – Class 1 (Master Fund) returned 20.54% for the annual period. U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation drove the S&P 500® Index to record highs. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; communication services; industrials
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | financials; energy

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Funds Growth Portfolio (Class 3)	19.91%	13.07%	17.65%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 1,257,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,257M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 3 shares of the Portfolio to 0.70% of average daily net assets was terminated. In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 3 shares of the Portfolio to 0.70% of average daily net assets was terminated.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169127 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Funds Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth Portfolio (Class 1)*	$30	0.27%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 30	[2]
Expense Ratio, Percent	0.27%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Growth Portfolio – Class 1 (Feeder Fund) returned 20.10% for the twelve months ended December 31, 2025, compared with a 17.88% return for the S&P 500® Index (the broad-based securities market Index & the "Performance Index"). The American Funds Insurance Series® Growth Fund – Class 1 (Master Fund) returned 20.54% for the annual period. U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation drove the S&P 500® Index to record highs. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; communication services; industrials
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | financials; energy

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA American Funds Growth Portfolio (Class 1)	20.10%	13.33%	18.66%
S&P 500® Index	17.88%	14.42%	15.17%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,257,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,257M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169128 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Funds Global Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Global Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Global Growth Portfolio (Class 1)*	$33	0.30%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 33	[3]
Expense Ratio, Percent	0.30%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Global Growth Portfolio – Class 1 (Feeder Fund) returned 21.57% for the twelve months ended December 31, 2025, compared with a 22.34% return for the MSCI ACWI (net) Index (the broad-based securities market Index & the "Performance Index"). The American Funds Insurance Series® Global Growth Fund – Class 1 (Master Fund) returned 21.98% for the annual period. Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large-cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; industrials; financials
On an absolute basis allocations in the following countries/regions  | United States; France; Taiwan
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | health care; real estate
On an absolute basis allocations in the following countries/regions  | Denmark; Australia

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA American Funds Global Growth Portfolio (Class 1)	21.57%	8.20%	12.58%
MSCI ACWI Index (net)	22.34%	11.19%	11.90%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 391,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$391M
Total number of portfolio holdings	1
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000035588 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Funds Global Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Global Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Global Growth Portfolio (Class 3)*	$61	0.55%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 61	[4]
Expense Ratio, Percent	0.55%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Global Growth Portfolio – Class 3 (Feeder Fund) returned 21.35% for the twelve months ended December 31, 2025, compared with a 22.34% return for the MSCI ACWI (net) Index (the broad-based securities market Index & the "Performance Index"). The American Funds Insurance Series® Global Growth Fund – Class 1 (Master Fund) returned 21.98% for the annual period. Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large-cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; industrials; financials
On an absolute basis allocations in the following countries/regions  | United States; France; Taiwan
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | health care; real estate
On an absolute basis allocations in the following countries/regions  | Denmark; Australia

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Funds Global Growth Portfolio (Class 3)	21.35%	7.94%	11.86%
MSCI ACWI Index (net)	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 391,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$391M
Total number of portfolio holdings	1
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 3 shares of the Portfolio to 0.70% of average daily net assets was terminated. In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 3 shares of the Portfolio to 0.70% of average daily net assets was terminated.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000035589 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Funds Growth-Income
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth-Income Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth-Income Portfolio (Class 3)*	$59	0.54%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 59	[5]
Expense Ratio, Percent	0.54%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Growth-Income Portfolio – Class 3 (Feeder Fund) returned 17.67% for the twelve months ended December 31, 2025, compared with a 17.88% return for the S&P 500® Index (the broad-based securities market Index & the "Performance Index"). The American Funds Insurance Series® Growth & Income Fund – Class 1 (Master Fund) returned 18.37% for the annual period. U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500® Index reached record highs as solid corporate earnings from large-cap technology companies outweighed concerns about the economic impact of tariffs. Consumer spending remained resilient, fueling economic growth. However, persistent labor market softness led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the year.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; industrials; communication services
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | materials; utilities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Funds Growth-Income Portfolio (Class 3)	17.67%	13.57%	13.59%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 549,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$549M
Total number of portfolio holdings	1
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 3 shares of the Portfolio to 0.70% of average daily net assets was terminated. In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 3 shares of the Portfolio to 0.70% of average daily net assets was terminated.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169129 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Funds Growth-Income
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth-Income Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth-Income Portfolio (Class 1)*	$32	0.29%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 32	[6]
Expense Ratio, Percent	0.29%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Growth-Income Portfolio – Class 1 (Feeder Fund) returned 18.03% for the twelve months ended December 31, 2025, compared with a 17.88% return for the S&P 500® Index (the broad-based securities market Index & the "Performance Index"). The American Funds Insurance Series® Growth & Income Fund – Class 1 (Master Fund) returned 18.37% for the annual period. U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500® Index reached record highs as solid corporate earnings from large-cap technology companies outweighed concerns about the economic impact of tariffs. Consumer spending remained resilient, fueling economic growth. However, persistent labor market softness led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the year.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis allocations in the following sectors | information technology; industrials; communication services
TOP PERFORMANCE DETRACTORS
On an absolute basis allocations in the following sectors  | materials; utilities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA American Funds Growth-Income Portfolio (Class 1)	18.03%	13.88%	14.15%
S&P 500® Index	17.88%	14.42%	15.17%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 549,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$549M
Total number of portfolio holdings	1
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169130 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Funds Asset Allocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Asset Allocation Portfolio (Class 1)*	$28	0.26%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 28	[7]
Expense Ratio, Percent	0.26%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Asset Allocation Portfolio – Class 1 (Feeder Fund) returned 15.83% for the twelve months ended December 31, 2025, compared with a 17.88% return for the S&P 500® Index (the broad-based securities market Index) and 13.70% for the Blended Index which consists of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index (the "Performance Index"). The American Funds Insurance Series® Asset Allocation Fund – Class 1 (Master Fund) returned 16.16% for the annual period. U.S. equities saw strong gains, with the S&P 500® Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis for the equity segment of the fund | Allocations in the following sectors: information technology; materials; industrials
On an absolute basis for the fixed income segment of the fund  | In aggregate: corporate bonds; securitized debt
TOP PERFORMANCE DETRACTORS
On an absolute basis for the equity segment of the fund  | Allocations in the following sectors: financials; energy; utilities
On an absolute basis for the fixed income segment of the fund  | In aggregate: none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA American Funds Asset Allocation Portfolio (Class 1)	15.83%	8.96%	9.72%
S&P 500® Index	17.88%	14.42%	15.17%
60% S&P 500 Index; 40% Bloomberg U.S. Aggregate Bond Index	13.70%	8.47%	9.80%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,879,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,879M
Total number of portfolio holdings	1
Total net advisory fee paid	$4.7M
Portfolio turnover rate during the reporting period	1%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000035590 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Funds Asset Allocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Asset Allocation Portfolio (Class 3)*	$55	0.51%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 55	[8]
Expense Ratio, Percent	0.51%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds Asset Allocation Portfolio – Class 3 (Feeder Fund) returned 15.57% for the twelve months ended December 31, 2025, compared with a 17.88% return for the S&P 500® Index (the broad-based securities market Index) and 13.70% for the Blended Index which consists of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index (the "Performance Index"). The American Funds Insurance Series® Asset Allocation Fund – Class 1 (Master Fund) returned 16.16% for the annual period. U.S. equities saw strong gains, with the S&P 500® Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis for the equity segment of the fund | Allocations in the following sectors: information technology; materials; industrials
On an absolute basis for the fixed income segment of the fund  | In aggregate: corporate bonds; securitized debt
TOP PERFORMANCE DETRACTORS
On an absolute basis for the equity segment of the fund  | Allocations in the following sectors: financials; energy; utilities
On an absolute basis for the fixed income segment of the fund  | In aggregate: none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Funds Asset Allocation Portfolio (Class 3)	15.57%	8.70%	9.48%
S&P 500® Index	17.88%	14.42%	14.82%
60% S&P 500 Index; 40% Bloomberg U.S. Aggregate Bond Index	13.70%	8.47%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Net Assets	$ 1,879,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,879M
Total number of portfolio holdings	1
Total net advisory fee paid	$4.7M
Portfolio turnover rate during the reporting period	1%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 3 shares of the Portfolio to 0.70% of average daily net assets was terminated. In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	Effective April 30, 2025, the voluntary expense limitation agreement that limited expenses of Class 3 shares of the Portfolio to 0.70% of average daily net assets was terminated.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000118754 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Funds VCP Managed Allocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds VCP Managed Allocation Portfolio (Class 3)*	$55	0.52%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 55	[9]
Expense Ratio, Percent	0.52%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds VCP Managed Allocation Portfolio is a Feeder Fund investing in shares of American Funds Insurance Series® Managed Risk Growth-Income Fund (Master Fund). The Master Fund pursues its objective by investing in shares of American Funds Insurance Series® Growth-Income Fund and American Funds Insurance Series® The Bond Fund of America while seeking to manage Portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the Master Fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the Master Fund’s results can be expected to lag those of the Master Fund’s underlying funds.
The SA American Funds VCP Managed Allocation Portfolio – Class 3 (Feeder Fund) returned 10.83% for the twelve months ended December 31, 2025, compared with a 17.88% return for the S&P 500® Index (the broad-based securities market Index) and 7.47% for the S&P 500® Managed Risk Index – Moderate Index (the "Performance Index"). The American Funds Insurance Series® Managed Risk Growth-Income Fund – Class P1 (Master Fund) returned 11.45% for the annual period. U.S. equities saw strong gains, with the S&P 500® Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on lingering tariff effects, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis for the equity segment of the fund | Allocations in the following sectors: information technology; industrials; communication services. Exposure to the following countries/regions: non-U.S. equities
On an absolute basis for the fixed income segment of the fund  | In aggregate: none
TOP PERFORMANCE DETRACTORS
On an absolute basis for the equity segment of the fund  | Allocations in the following sectors: none. Exposure to the following countries/regions: none
On an absolute basis for the fixed income segment of the fund  | In aggregate: none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Funds VCP Managed Allocation Portfolio (Class 3)	10.83%	7.40%	7.96%
S&P 500® Index	17.88%	14.42%	14.82%
S&P 500® Managed Risk Index - Moderate	7.47%	8.36%	8.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,819,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,819M
Total number of portfolio holdings	1
Total net advisory fee paid	$4.6M
Portfolio turnover rate during the reporting period	1%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169133 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Funds VCP Managed Allocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds VCP Managed Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds VCP Managed Allocation Portfolio (Class 1)*	$29	0.27%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 29	[10]
Expense Ratio, Percent	0.27%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The SA American Funds VCP Managed Allocation Portfolio is a Feeder Fund investing in shares of American Funds Insurance Series® Managed Risk Growth-Income Fund (Master Fund). The Master Fund pursues its objective by investing in shares of American Funds Insurance Series® Growth-Income Fund and American Funds Insurance Series® The Bond Fund of America while seeking to manage Portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the Master Fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the Master Fund’s results can be expected to lag those of the Master Fund’s underlying funds.
The SA American Funds VCP Managed Allocation Portfolio – Class 1 (Feeder Fund) returned 11.22% for the twelve months ended December 31, 2025, compared with a 17.88% return for the S&P 500® Index (the broad-based securities market Index) and 7.47% for the S&P 500® Managed Risk Index – Moderate Index (the "Performance Index"). The American Funds Insurance Series® Managed Risk Growth-Income Fund – Class P1 (Master Fund) returned 11.45% for the annual period. U.S. equities saw strong gains, with the S&P 500® Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on lingering tariff effects, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
On an absolute basis for the equity segment of the fund | Allocations in the following sectors: information technology; industrials; communication services. Exposure to the following countries/regions: non-U.S. equities
On an absolute basis for the fixed income segment of the fund  | In aggregate: none
TOP PERFORMANCE DETRACTORS
On an absolute basis for the equity segment of the fund  | Allocations in the following sectors: none. Exposure to the following countries/regions: none
On an absolute basis for the fixed income segment of the fund  | In aggregate: none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA American Funds VCP Managed Allocation Portfolio (Class 1)	11.22%	7.68%	8.29%
S&P 500® Index	17.88%	14.42%	15.17%
S&P 500® Managed Risk Index - Moderate	7.47%	8.36%	8.91%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,819,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,600,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,819M
Total number of portfolio holdings	1
Total net advisory fee paid	$4.6M
Portfolio turnover rate during the reporting period	1%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.

[1]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[2]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[3]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[4]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[5]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[6]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[7]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[8]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[9]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[10]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.